Subsequent Events	6 Months Ended
Jun. 30, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
24.	SUBSEQUENT EVENTS

1) Entry into a five-year partnership agreement with Rui Xin Insurance Technology (Ningbo) Co., Ltd ("Rui Xin")

On July 15, 2019, the Company entered into a five-year strategic partnership agreement with Rui Xin, a financial technology company providing comprehensive insurance solutions. Through the partnership, each party expects to jointly grow their businesses and help each other to expand their customer base by leveraging each other's unique and complementary strength as well as resource in financial technology, the consumer finance market and the insurance industry. Pursuant to the strategic partnership agreement, the Company would benefit from 80% of the net income generated in consumer finance market, and 90% of the net income generated in the insurance industry.

The Company will work with Rui Xin to develop its own consumer financial platform. In collaboration with Rui Xin and its partners, the Company expects to provide value-added consumer financial services to insurance consumers of Rui Xin and its partners. Benefiting from the anticipated size of the business and the good credit record of insurance consumers, the Company will improve its asset quality and maintain sustainable business growth through the partnership. In addition, the Company and Rui Xin will also explore collaboration opportunities in areas such as insurance consumer acquisition, development of insurance products, expansion of insurance business, and customization of consumer financial solutions. Moreover, the Company will benefit from Rui Xin and its partners' advanced technological capabilities in big data and artificial intelligence to improve its risk management and enhance its customer experience.

2) Entry into a five-year partnership agreement with Zhong Lian Jin An Insurance Brokers Co., Ltd. ("ZLJA")

On July 29, 2019, the Company entered into a five-year strategic partnership with ZLJA, a leading insurance brokerage company in China with over 90 branches across the nation. The partnership will enable both companies to further expand each other's customer bases and to develop superior, customized consumer financing and insurance products by leveraging their industry expertise, service capabilities, and industry networks. China Lending will utilize its market resources to help ZLJA to effectively expand and manage its insurance customer base and sales channels. In return, ZLJA will leverage its existing customer base to identify potential sales leads for the Company's consumer financing services. Pursuant to the strategic partnership agreement, the Company would benefit from 60% of the net income generated from the insurance customer base and sales channels facilitated by the Company.

3) Entry into a framework agreement with Zhejiang Zhongfeng Investment Management Co., Ltd. ("Zhongfeng")

On August 12, 2019, the Company's subsidiary, China Feng Hui Industrial Financial Holding Group Co., Ltd. has entered into a framework agreement (the "Agreement") with Zhongfeng, pursuant to which Zhongfeng will either acquire a 100% equity interest in Urumqi Fenghui Direct Lending Co., Ltd. ("Feng Hui"), a variable interest entity of the Company primarily engaged in the microloan business, or obtain control over and become the primary beneficiary of Feng Hui through contractual arrangements for a cash consideration of no less than RMB15,000,000. Feng Hui primarily provides loan facilitation services to micro, small and medium sized enterprises in the Xinjiang Uygur Autonomous Region.

4) Entry into a framework agreement with Tianjin Taida Jianshe Group Co., Ltd. ("Taida")

On September 2, 2019, the Company entered into a three-year strategic partnership with Taida, a state-owned enterprise focusing on development, construction of industrial zones and properties, based in Tianjing. Pursuant to the strategic partnership agreement, the Company would provide Taida with real estate supply chain and real estate asset management services.

5) NASDAQ notification on noncompliance and delisting from the Company's common shares from Nasdaq

On July 11, 2019, the Company received a delisting determination letter from Nasdaq Listing Qualifications ("Nasdaq"), indicating that the Company's securities would be subject to delisting from the Nasdaq Capital Market based on its non-compliance with the continued listing requirements, unless the Company timely requests a hearing before the Nasdaq Hearings Panel (the "Panel"). The Company has requested a hearing before the Panel on August 22, 2019, to appeal the delisting determination. The hearing request has stayed the delisting action of the Company's securities by Nasdaq pending the Panel's final decision. There can be no assurance that the Panel will grant the Company's request for continued listing.

On August 20, 2019, the Company received a notification letter from Nasdaq Listing Qualifications advising the Company that based upon the closing bid price for the Company's common shares for the past 30 consecutive business days, the Company no longer met the minimum $1.00 per share Nasdaq continued listing requirement set forth in Nasdaq Listing Rule 5555(a)(2). The notification also stated that the Company would be provided 180 calendar days, or until February 11, 2020, to regain compliance with the foregoing listing requirement. To do so, the bid price of the Company's common stock must close at or above $1.00 per share for a minimum of 10 consecutive business days prior to that date.

On September 6, 2019, the Company was notified by Nasdaq that the Panel denied the Company's recent appeal and determined to delist the Company's common shares from Nasdaq. The decision to delist the Company's common shares was reached as a result of the Company's inability to regain compliance with the continued listing requirement of a minimum of $2.5 million in stockholders' equity, as set forth in Nasdaq Listing Rule 5550(b)(1). Accordingly, the trading of the Company's common shares on Nasdaq ceased at the opening of business on September 6, 2019. Subsequently, Nasdaq will file a Form 25-NSE with the Securities and Exchange Commission to effect the removal of the Company's securities from listing and registration on the Nasdaq Capital Market.

Subsequently, the Company's securities has been quoted on the Pink Sheets, a centralized electronic quotation service for over-the-counter securities, following the Nasdaq delisting; the trading symbol for the Company's securities has changed to "CLDOF". Such quotation will continue so long as market makers demonstrate an interest in trading in the Company's common shares; however, the Company can give no assurance that trading in its common shares will continue on the Pink Sheets or any other securities exchange or quotation medium. Further, trading of the Company's common shares on the Pink Sheets may be restricted depending on the jurisdiction in which potential purchasers or sellers of shares reside.

The Company will remain a reporting company under the Securities Exchange Act of 1934 and continue to be subject to the public reporting requirements of the Securities and Exchange Commission.